Risk management - Collateral and other credit enhancements (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of collateral held as security and other credit enhancements [Abstract]
Description of collateral held as security and other credit enhancement	For the years ended December 31, 2024 and 2025, there have been no significant changes in the value of collateral or other credit enhancements held by the Group and there have been no significant changes in collateral or other credit enhancements due to changes in the collateral policy of the Group.